STOCK OPTIONS AND RESTRICTED SHARE UNITS (Future Issuance) (Details)	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding	17,061,602
Ordinary shares available for grant	27,125
Total shares available for future issuance	28,667,468
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs outstanding	11,578,741	13,113,228